PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                       PHL VARIABLE UNIVERSAL LIFE ACCOUNT





                       SUPPLEMENT DATED NOVEMBER 20, 2000
                                       TO
                  PROSPECTUSES DATED MAY 1 AND 26, 2000

                        The information contained in this
                supplement updates and revises your prospectus.



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THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO THE FIRST PAGE OF YOUR PROSPECTUS:


THE PHOENIX EDGE SERIES FUND
----------------------------
   MANAGED BY PHOENIX VARIABLE ADVISORS, INC.
   [diamond]   Phoenix-Sanford Bernstein Global Value Series
   [diamond]   Phoenix-Sanford Bernstein Small-Cap Value Series


         THESE SERIES ARE NOT YET AVAILABLE TO CALIFORNIA RESIDENTS AND
                          ARE PENDING STATE APPROVAL.


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THE FOLLOWING SERIES ARE ADDED TO THE SECTION TITLED "INVESTMENTS OF THE
ACCOUNT":

    PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES seeks long-term capital appreciation through investing in foreign and domestic equity securities. The advisor uses a value-oriented approach with a focus on non-U.S. companies in developed countries in Europe and the Far East, Australia and Canada. The advisor may invest a portion of the series' assets in developing market companies.

    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES seeks long-term capital appreciation by investing primarily in small-capitalization stocks the advisor believes are undervalued.


================================================================================
THE FOLLOWING ADVISORS, SUBADVISORS AND INVESTMENT OPTIONS ARE ADDED TO THE SECTION TITLED "INVESTMENT ADVISORS":


   INVESTMENT ADVISOR: PHOENIX VARIABLE ADVISORS, INC.
   SUBADVISOR: ALLIANCE CAPITAL MANAGEMENT L.P.
   [diamond]   Phoenix-Sanford Bernstein Global Value Series
   [diamond]   Phoenix-Sanford Bernstein Small-Cap Value Series




TF765                                                               Page 1 of 3

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THE FOLLOWING TABLE SHOWS THE CURRENT "FUND ANNUAL EXPENSES."


FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS)

----------------------------------------------------------------------------------------------------------------------------------
                                                                    Rule     Other Expenses   Total Expenses    Total Expenses
                                                     Management    12b-1         Before           Before             After
                      Series                            Fees        Fees     Reimbursement(1)  Reimbursement    Reimbursement(2)
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THE PHOENIX EDGE SERIES FUND
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
Phoenix-Aberdeen International                          .75%        N/A          .26%              1.01%             1.01%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia                              1.00%        N/A         1.39%              2.39%             1.25%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30                            .35%        N/A         1.61%(3)           1.96%(3)           .50%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Nasdaq-100 Index(R)               .35%        N/A          .45%               .80%              .50%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities            .75%        N/A          .56%              1.31%             1.00%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                         .62%        N/A          .06%               .68%              .68%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty                            .90%        N/A          .53%              1.43%             1.05%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                 .90%        N/A          .70%              1.60%             1.15%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond                  .60%        N/A         2.46%(3)           3.06%(3)           .75%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                            .40%        N/A          .17%               .57%              .55%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income               .50%        N/A          .21%               .71%              .65%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity                          .70%        N/A         1.33%              2.03%              .85%
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Phoenix-J.P. Morgan Research Enhanced Index             .45%        N/A          .30%               .75%              .55%
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Phoenix-Janus Equity Income                             .85%        N/A         2.70%(3)           3.55%(3)          1.00%
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Phoenix-Janus Flexible Income                           .80%        N/A         2.18%(3)           2.98%(3)           .95%
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Phoenix-Janus Growth                                    .85%        N/A         1.05%(3)           1.90%(3)          1.00%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity                     .85%        N/A         2.34%(3)           3.19%(3)          1.00%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced                               .54%        N/A          .16%               .70%              .70%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                      .70%        N/A          .31%              1.01%              .85%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                   .58%        N/A          .12%               .70%              .70%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                  .90%        N/A          .85%              1.75%             1.05%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                1.05%        N/A         1.53%              2.58%             1.20%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value              1.05%        N/A          .85%              1.90%             1.20%
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Phoenix-Seneca Mid-Cap Growth                           .80%        N/A         1.24%              2.04%             1.05%
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Phoenix-Seneca Strategic Theme                          .75%        N/A          .22%               .97%              .97%
----------------------------------------------------------------------------------------------------------------------------------


(1) Each series pays a portion or all of its expenses other than the management fee. The Phoenix-J.P. Morgan Research Enhanced Index Series will pay up to .10%; the Phoenix-Engemann Capital Growth, Phoenix-Goodwin Multi-Sector Fixed Income, Phoenix-Oakhurst Strategic Allocation, Phoenix-Goodwin Money Market, Phoenix-Oakhurst Balanced, Phoenix-Engemann Nifty Fifty, Phoenix-Oakhurst Growth and Income, Phoenix-Hollister Value Equity, Phoenix-Sanford Bernstein Mid-Cap Value, Phoenix-Bankers Trust Dow 30, Phoenix-Federated U.S. Government Bond, Phoenix-Janus Equity Income, Phoenix-Janus Flexible Income, Phoenix-Janus Growth, Phoenix-Morgan Stanley Focus Equity, Phoenix-Sanford Bernstein Global Value and Phoenix-Sanford Bernstein Small-Cap Value Series will pay up to .15%; the Phoenix-Duff & Phelps Real Estate Securities, Phoenix-Seneca Strategic Theme, Phoenix-Aberdeen New Asia, and Phoenix-Seneca Mid-Cap Growth Series will pay up to .25%; and the Phoenix-Aberdeen International Series will pay up to .40%.
(2) Reflects the effect of any management fee waivers and reimbursement of expenses by the investment advisor.
(3) Other expenses and total annual series' operating expenses are based on annualized actual six-month expenses which were incurred in the series' first fiscal year without reimbursements.

FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS)

------------------------------------------------------------------------------------------------------------------------------------
                                                                         Rule     Other Expenses   Total Expenses    Total Expenses
                                                           Management   12b-1         Before           Before            After
                           Series                            Fees        Fees      Reimbursement    Reimbursement   Reimbursement(2)
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THE ALGER AMERICAN FUND
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
Alger American Leveraged AllCap Portfolio                    .85%        N/A           .08%(4,7)         .93%(4)          .93%
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DEUTSCHE ASSET MANAGEMENT VIT FUNDS
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EAFE(R) Equity Index Fund                                    .45%        N/A           .69%             1.15%             .65%

FEDERATED INSURANCE SERIES
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Federated Fund for U.S. Government Securities II             .60%        N/A           .24%              .84%             .84%
Federated High Income Bond Fund II                           .60%        N/A           .19%              .79%             .79%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
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VIP Contrafund(R) Portfolio(8)                               .58%        N/A           .10%(4)           .78%(4)          .75%(10)
VIP Growth Opportunities Portfolio(9)                        .58%        N/A           .11%(4)           .79%(4)          .78%(10)
VIP Growth Portfolio(9)                                      .58%        N/A           .09%(4)           .77%(4)          .75%(10)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
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Mutual Shares Securities Fund--Class 2(6)                    .60%        .25%(3)       .19%             1.04%            1.04%
Templeton Asset Strategy Fund--Class 2(5,6)                  .60%        .25%(3)       .18%             1.03%            1.03%
Templeton Developing Markets Securities Fund--Class 2(5,6)  1.25%        .25%(3)       .31%             1.81%            1.81%
Templeton Growth Securities Fund--Class 2(6)                 .83%        .25%(3)       .05%             1.13%            1.13%
Templeton International Securities Fund--Class 2(5,6)        .69%        .25%(3)       .19%             1.13%            1.13%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
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Technology Portfolio                                        .80%         N/A          1.85%(4)          2.65%(4)         1.15%

WANGER ADVISORS TRUST
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Wanger Foreign Forty                                       1.00%         N/A         2.45%(1)           3.45%            1.45%
Wanger International Small Cap                             1.25%         N/A          .24%(1)           1.49%            1.49%
Wanger Twenty                                               .95%         N/A         1.17%(1)           2.12%            1.35%
Wanger U.S. Small Cap                                       .95%         N/A          .07%(1)           1.02%            1.02%
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
(1) Each series pays a portion or all of its expenses other than the management fee. The Wanger Foreign Forty will pay up to .45%, the Wanger U.S. Small Cap Series will pay up to .50%, the Wanger International Small Cap Series will pay up to .60% and the Wanger Twenty Series will pay up to .40%.
(2) Reflects the effect of any management fee waivers and reimbursement of expenses by the investment advisor.
(3) The fund's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the fund's prospectus.
(4) These figures are estimates; these series have been available for less than 12 months as of the date of this prospectus.
(5) On 2/8/00, shareholders approved a merger and reorganization that combined the fund with a similar fund of the Franklin Templeton Variable Insurance Products Trust, effective 5/1/00.
(6) The table shows total expenses based on the new fees and assets as of 12/31/99 and not the assets of the combined funds. The following table estimates what the total expenses would be based on the assets of the combined funds as of 5/1/00:

------------------------------------------------------------------------------------------------------------------------------------
                                                         MANAGEMENT                                                  TOTAL OPERATING
          ESTIMATED ANNUAL EXPENSES FROM 5/1/00             FEES            RULE 12B-1 FEES         OTHER EXPENSES      EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                     .60%                 .25%                    .19%             1.04%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund - Class 2                     .60%                 .25%                    .14%              .99%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities  Fund  - Class 2   1.25%                 .25%                    .29%             1.79%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2                  .80%                 .25%                    .05%             1.10%
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Templeton International Securities Fund - Class 2           .65%                 .25%                    .20%             1.10%
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
(7)  Included in "Other Expenses" is .01% of interest expense.
(8) Effective November 3, 1997, the advisor has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.10%. This arrangement can be discontinued at any time.
(9) Effective November 3, 1997, the advisor has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.60%. This arrangement can be discontinued at any time.
(10) A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses.
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         KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.



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